Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
CASH FLOWS FROM OPERATING ACTIVITES
Net income (loss)	$ 13,016	$ 35,704	$ 22,334	$ (6,096)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depletion and depreciation	5,061	37,206	55,828	56,349
Impairment of oil and natural gas properties		16,765	11,712
Unrealized loss (gain) on derivative instruments, net	(6,664)	(13,115)	24,212	62,280
Accretion expense	175	1,290	1,366	1,255
Amortization of equity awards	31
Amortization of deferred financing costs	50	59	138	117
Deferred tax provision				(661)
(Gain) loss on settlement of asset retirement obligations		496	(209)	(1,570)
Changes in operating assets and liabilities
Change in oil and natural gas sales	(11,801)	5,159	(2,055)	4,009
Change in trade and other	(1,123)	(3,448)	487	5,567
Change in prepaid expenses	(578)	357	4,493	(5,807)
Change in trade accounts payable	2,707	4,292	1,030	(4,188)
Change in amounts due from affiliates	536	1,114	653	(387)
Change in accrued liabilities	2,746	(1,771)	1,280	(2,720)
Change in deferred tax liability	35	(81)
Net cash provided by operating activities	4,191	84,027	121,269	108,148
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of oil and natural gas properties	(14)	(392)	(105,209)	(8,514)
Development of oil and natural gas properties	(741)	(47,410)	(33,069)	(19,645)
Disposition of oil and natural gas properties		2,956	12,553	3,144
Expenditures for other property and equipment		(45)	(121)	(114)
Net cash used in investing activities	(755)	(44,891)	(125,846)	(25,129)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO	188,451
Contribution by general partner	426
Transaction costs	(4,716)
Contribution to Fund I	(2,018)
Deferred financing costs	(1,415)		(349)	(9)
Borrowings under revolving credit facility	155,800		8,620	900
Principal payments on revolving credit facility	(27,251)		(5,519)	(9,000)
Capital contributions		5,353	128,967	17,777
Distributions	(311,200)	(43,353)	(120,896)	(123,986)
Capital contributions returned			(9,318)	(3,833)
Net cash provided by (used in) financing activities	(1,923)	(38,000)	1,505	(118,151)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,513	1,136	(3,072)	(35,132)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD		12,455	15,527	50,659
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,513	13,591	12,455	15,527
Supplemental disclosure of cash flow information
Cash paid for taxes during the period		603	25	149
Cash paid for interest during the period	31	4	928	1,382
Property and equipment:
Accrued capital costs	(1,421)	5,791	2,938	323
Asset retirement obligations	$ (298)	$ (241)	$ 3,736	$ 925